Schedule of Long Term Debt (Details) - USD ($)	Nov. 05, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Principal Balance (including accrued interest)		$ 65,849,596	$ 66,293,134
Unamortized discount and debt issuance cost		(2,565,325)	(4,098,862)
Carrying value		63,284,271	62,194,272
Delayed Draw Term Note [Member]
Short-term Debt [Line Items]
Principal Balance (including accrued interest)		4,717,714	4,294,318
Unamortized discount and debt issuance cost		(151,732)	(359,172)
Carrying value		4,565,982	3,935,146
12% Amended Senior Secured Notes [Member]
Short-term Debt [Line Items]
Principal Balance (including accrued interest)	$ 61,700,000	61,131,882	56,296,091	$ 49,921,345
Unamortized discount and debt issuance cost		(2,413,593)	(3,739,690)	$ (5,911,600)
Carrying value		58,718,289	52,556,401
Payroll Protection Program Loan Member [Member]
Short-term Debt [Line Items]
Principal Balance (including accrued interest)			5,702,725
Unamortized discount and debt issuance cost
Carrying value			$ 5,702,725